Income Taxes (Tables)	12 Months Ended
Aug. 31, 2017
Income Taxes Tables
Deferred income taxes
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$7,120,032	$5,995,528
Capitalized research and development	1,431,748	1,285,254
Depreciation	(7,137)	(82)
Stock based compensation	1,168,629	1,207,988
Foreign affiliate interest expense	296,315	190,173
Research and development credit carry forward	438,298	369,117
Total deferred tax assets	10,447,885	9,047,979
Less: valuation allowance	(10,447,885)	(9,047,979)
Net deferred tax asset	$-	$-

Reconciliation income tax benefit
	2017	2016
Income tax benefit at statutory rate	$1,820,165	$1,576,686
Permanent differences	(490,980)	(297,211)
Research and development credit	70,721	63,323
Change in valuation allowance	(1,399,906)	(1,342,798)
	$-	$-